Cover	Oct. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2024
Current Fiscal Year End Date	--10-31
Entity File Number	811-04611
Entity Registrant Name	abrdn Asia-Pacific Income Fund, Inc.
Entity Central Index Key	0000790500
Entity Tax Identification Number	13-3334183
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	800
Local Phone Number	522-5465
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false